Shareholder Fees - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO | VIP Asset Manager Growth Portfolio
Shareholder Fees:
(fees paid directly from your investment)